Provisions (non-current and current)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions (non-current and current)
23	Provisions (non-current and current)
Provisions as at December 31, 2019 and 2018 consist of the following:

	31/12/19	31/12/18
Provision for legal claims	10,469	10,926
Provision for tax claims	641	1,098
Provision for warranties	4,489	4,476
Termination indemnities for sales agents	1,197	1,141
Other provisions	659	1,337

Total provisions	17,455	18,978
Less current portion	(4,489)	(4,476)

Non-current portion	12,966	14,502

The provision for legal claims includes the amounts accrued by the Group for the probable contingent liability related to legal procedures initiated by several third parties as result of past events.

The provision for tax claims refers to the amounts accrued by the Company for the probable liability that will be paid to settle some tax claims.
The provision for warranties includes the estimated liabilities for the Group’s obligation to repair or replace faulty products under the standard assurance warranty terms (see note 4(t)). The warranty claims for the finished product sold are estimated based on past experience of the level of repairs, faulty products and disputes with customers. The Company expects that these costs will be incurred mainly in the next financial year. Main assumptions used to calculate the provision for such assurance type warranty are the warranty period for all products sold, current sales levels and historical
information available about repairs, faulty products and dispute with customers.
The termination indemnities for sales agents refer to termination indemnities, provided for by Italian law, due to the Group’s agents upon termination of their agreement with the Company or relevant subsidiary.
Changes in the above provisions for the years ended December 31, 2019 and 2018 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other Provisions	Total
Balance as at December 31, 2017	13,008	1,912	5,957	1,196	599	22,672
Provisions made during the year	1,225	—	1,180	177	1,792	4,374
Reductions of the year	(3,307)	(814)	(2,661)	(232)	(1,054)	(8,068)

Balance as at December 31, 2018	10,926	1,098	4,476	1,141	1,337	18,978
Provisions made during the year	1,941	267	2,370	115	3,905	8,598
Reductions of the year	(2,398)	(724)	(2,357)	(59)	(4,583)	(10,121)

Balance as at December 31, 2019	10,469	641	4,489	1,197	659	17,455

As at December 31, 2019, the provision for legal claims refers for 9,804 (9,287 as at December 31, 2018) to the probable contingent legal liability related to legal procedures initiated by 159 workers against the Company for the misapplication of the social security procedure “CIGS—
Cassa Integrazione Guadagni Straordinaria
”. According to the “CIGS” procedure, the Company pays a reduced salary to the worker for a certain period of time based on formal agreements signed with the Trade Unions and other Public Social parties. In particular, these 159 workers are claiming in the legal procedures that the Company applied the “CIGS” during the period from 2004 to 2016 without foreseeing any time rotation. In May 2017, the Company received from the Italian Supreme Court of Justice (“
Corte di Cassazione
”) an adverse verdict for the above litigation related only to two workers. Based on this unfavorable verdict, the Company, with the support of its legal counsel, has assessed that the liability for legal procedures initiated by all the 159 workers is 9,804.